Subsequent events (Narrative) (Details) - Scenario, Forecast [Member] - Linen Investment Limited - Huya [Member] $ in Millions	Apr. 03, 2020 USD ($) shares
Subsequent events [Line Items]
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	31.20%
Discontinued Operation Equity Method Investment Retained After Disposal Voting Power After Disposal	43.00%
Class A common shares
Subsequent events [Line Items]
Discontinued Operation Equity Method Investment Sold	16,523,819
Disposal Group, Including Discontinued Operation, Consideration | $	$ 262.6
Class B common shares
Subsequent events [Line Items]
Discontinued Operation Equit yMethod Investment Retained After Disposal Share Afte rDisposal	68,374,463